UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2005


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/15/2005


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total: 71
                                       ----


Form 13F Information Table Value Total:   $ 61,304,905
                                       ------------------------





OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    381     8995       8995     0       0         8995        0         0
Aberdeen Asia Pac Incom Fd   Com                  003009107    552    88275      88275     0       0        88275        0         0
ADE Corp MA                  Com                  00089C107    429    19095      19095     0       0        19095        0         0
Alliance World Dollar Gov    Com                  01879R106    413    32800      32800     0       0        32800        0         0
Allied Capital Corp          Com                  01903Q108   1423    49700      49700     0       0        49700        0         0
AllState Corp                Com                  020002101    299     5400       5400     0       0         5400        0         0
American Shared Hospital     Com                  029595105     63    10400      10400     0       0        10400        0         0
Aust & NZ BnkGrp             Sponsored ADR        052528304    504     5500       5500     0       0         5500        0         0
Barrick Gold Cp              Com                  067901108   1176    40474      40474     0       0        40474        0         0
BHP Ltd                      Sponsored ADR        088606108    659    19291      19291     0       0        19291        0         0
BP Plc                       Sponsored ADR        055622104    348     4910       4910     0       0         4910        0         0
Brascan Corp                 CL A LTD VT SH       10549P606   1848    39650      39650     0       0        39650        0         0
Bristol Myers Squibb         Com                  110122108   1150    47800      47800     0       0        47800        0         0
Burlington North Santa Fe    Com                  12189T104    266     4442       4442     0       0         4442        0         0
Chemtura Corp                Com                  163893100    936    75343      75343     0       0        75343        0         0
Ciena Corp                   Com                  171779101     34    13000      13000     0       0        13000        0         0
CIGNA Corp                   Com                  125509109    248     2100       2100     0       0         2100        0         0
Cisco Systems                Com                  17275R102   1260    70300      70300     0       0        70300        0         0
Coeur d'Alene Mines Corp     Com                  192108108    145    34237      34237     0       0        34237        0         0
Corporate High Yld FD V      Com                  219931102    541    37411      37411     0       0        37411        0         0
Du Pont de Numours           Com                  263524109    321     8184       8184     0       0         8184        0         0
Duke Realty Invest           Com                  624411505    484    14300      14300     0       0        14300        0         0
Eaton Vance Senior           Sh Ben Int           27826S103     97    12233      12233     0       0        12233        0         0
Enerplus Resources Fund      Unit Tr G New        29274D604   2992    63400      63400     0       0        63400        0         0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    166    10760      10760     0       0        10760        0         0
Exxon Mobil Corp             Com                  30231G102    851    13400      13400     0       0        13400        0         0
Federated Department Stores  Com                  31410H101   1070    16001      16001     0       0        16001        0         0
Ford Motor Co                Com                  345370100    322    32682      32682     0       0        32682        0         0
General Electric             Com                  369604103    621    18458      18458     0       0        18458        0         0
GlaxoSmithkline              Sponsored ADR        37733W105    324     6310       6310     0       0         6310        0         0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    237     3300       3300     0       0         3300        0         0
H&Q Life Sciences Fd         Sh Ben Int           404053100    181    10759      10759     0       0        10759        0         0
Hecla Mng                    Pfd CV Ser B         422704205    204     4000       4000     0       0         4000        0         0
Hewlett Packard              Com                  428236102    342    11700      11700     0       0        11700        0         0
Input/Output                 Com                  457652105    329    41200      41200     0       0        41200        0         0
iShares MSCI Japan Index Fd  Com                  464286848    976    80100      80100     0       0        80100        0         0
J.P. Morgan                  Com                  46625H100    305     9000       9000     0       0         9000        0         0
Keynote Securities           com                  493308100    897    69100      69100     0       0        69100        0         0
Latin Amer Equity Fund       Com                  51827Q106   1597    51500      51500     0       0        51500        0         0
Lexicon Genetics Inc Com     Com                  528872104    564   142000     142000     0       0       142000        0         0
Liberty Media Corp           Com                  530718105    609    75600      75600     0       0        75600        0         0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   2149    58320      58320     0       0        58320        0         0
LSI Logic Corporation        Com                  502161102   1058   107400     107400     0       0       107400        0         0
Lubrizol Corporation         Com                  549271104    299     6900       6900     0       0         6900        0         0
MA Health & Educ TE          Sh Ben Int           575672100    304    20000      20000     0       0        20000        0         0
Meditronic                   Com                  585055106    318     5930       5930     0       0         5930        0         0
MS/DW Incm                   Com                  61745P874    781    49300      49300     0       0        49300        0         0
Network Engines, Inc.        Com                  64121A107    346   242089     242089     0       0       242089        0         0
New Amer High Income Fd      Com                  641876107    162    74697      74697     0       0        74697        0         0
Newmont Mining               Com                  651639106   1728    36632      36632     0       0        36632        0         0
Nortel Networks              Com                  656568102     39    12015      12015     0       0        12015        0         0
Nuveen Calif Mun Value Fd    Com                  67062C107    106    10802      10802     0       0        10802        0         0
Nuveen Mass Prem Inc         Com                  67061E108    287    17400      17400     0       0        17400        0         0
Occidental Petro Crp         Com                  674599105   3084    36100      36100     0       0        36100        0         0
Pfizer Inc                   Com                  717081103    598    23954      23954     0       0        23954        0         0
Pioneer High income Trust    Com                  72369A106    514    31200      31200     0       0        31200        0         0
Procter & Gamble Co          Com                  742718109    214     3600       3600     0       0         3600        0         0
Putnam Mgmt Muni Tr          Com                  746823103    131    17500      17500     0       0        17500        0         0
Scudder Global               Com                  81115E101    262    32100      32100     0       0        32100        0         0
Scudder High Income Tr       Com                  48841G106    289    38700      38700     0       0        38700        0         0
Senior High Income Portfolio Com                  81721E107    663   107000     107000     0       0       107000        0         0
Telcom NewZealand            Sponsored ADR        879278208    649    19308      19308     0       0        19308        0         0
Telefo de Mex'L              Sp ADR REP ORD       879403780    386    18164      18164     0       0        18164        0         0
Tellabs, Inc.                Com                  879664100    661    62800      62800     0       0        62800        0         0
Thermo Electron Corp         Com                  883556102   1385    44825      44825     0       0        44825        0         0
Toreador Resources Cp        Com                  891050106  16480   465550     465550     0       0       465550        0         0
TXU Corporation              Com                  873168108    632     5600       5600     0       0         5600        0         0
Ulticom, Inc.                Com                  903844108    149    13500      13500     0       0        13500        0         0
Verizon Comm                 Com                  92343V104    557    17030      17030     0       0        17030        0         0
Wyeth                        Com                  983024100    242     5235       5235     0       0         5235        0         0
Xcel Energy                  Com                  98389B100    668    34040      34040     0       0        34040        0         0

